Provisions for Sundry Creditors (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At June 30, 2023, and December 31, 2022, the provisions for sundry creditors and others is as follows:

	June 30, 2023		December 31, 2022
Provision for plugging of wells (Note 13)	Ps.	60,915,126	66,699,388
Provision for trails in process (Note 19)	9,340,511		10,533,137
Provision for environmental costs	12,320,339		11,914,160
	Ps.	82,575,976	89,146,685